Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Return Stacked Global Stocks & Bonds ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Global Stocks & Bonds ETF
Class Name	Return Stacked Global Stocks & Bonds ETF
Trading Symbol	RSSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Global Stocks & Bonds ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Global Stocks & Bonds ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssb-return-stacked-global-stocks-bonds/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Global Stocks & Bonds ETF	$19	0.37%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 293,333,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 464,000
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$293,333
Number of Holdings	8
Total Advisory Fee	$464,000
Portfolio Turnover Rate	7%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Vanguard Total Stock Market ETF	55.0
Vanguard Total International Stock ETF	35.0
First American Government Obligations Fund - Class X, 4.22%	5.0
U.S. Treasury Long Bonds Futures Contracts	0.8
S&P 500 Index Futures Contracts	0.5
U.S. Treasury 10 Year Notes Futures Contracts	0.3
U.S. Treasury 5 Year Notes Futures Contracts	0.1
U.S. Treasury 2 Year Notes Futures Contracts	0.0*
*	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Managed Futures ETF
Class Name	Return Stacked U.S. Stocks & Managed Futures ETF
Trading Symbol	RSST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Managed Futures ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsst-return-stacked-us-stocks-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Managed Futures ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 237,141,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 1,176,043
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$237,141
Number of Holdings	29
Total Advisory Fee	$1,176,043
Portfolio Turnover Rate	57%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	76.7
First American Government Obligations Fund - Class X, 4.22%	7.1
S&P 500 Index Futures Contracts	1.6
FTSE 100 Index Futures Contracts	0.7
Nasdaq 100 Index Futures Contracts	0.4
German Stock Index Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.2
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.0*
U.S. Treasury 2 Year Notes Futures Contracts	0.0*
*	Less than 0.05% of net assets.

Return Stacked(R) Bonds & Managed Futures ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Managed Futures ETF
Class Name	Return Stacked Bonds & Managed Futures ETF
Trading Symbol	RSBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Managed Futures ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsbt-return-stacked-bonds-managed-futures/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Managed Futures ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 75,234,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 388,846
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$75,234
Number of Holdings	29
Total Advisory Fee	$388,846
Portfolio Turnover Rate	37%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	51.1
First American Government Obligations Fund - Class X, 4.22%	33.1
FTSE 100 Index Futures Contracts	0.7
S&P 500 Index Futures Contracts	0.4
Nasdaq 100 Index Futures Contracts	0.4
German Stock Index Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.2
Japanese Yen/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
U.S. Treasury Long Bonds Futures Contracts	0.1
Crude Oil Futures Contracts	0.0*
*	Less than 0.05% of net assets.

Return Stacked(R) U.S. Stocks & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Futures Yield ETF
Class Name	Return Stacked U.S. Stocks & Futures Yield ETF
Trading Symbol	RSSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Futures Yield ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssy-return-stacked-us-stocks-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Futures Yield ETF	$46	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%
Net Assets	$ 127,694,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 575,355
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$127,694
Number of Holdings	28
Total Advisory Fee	$575,355
Portfolio Turnover Rate	47%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	75.3
First American Government Obligations Fund - Class X, 4.22%	8.9
British Pound/U.S. Dollar Cross Currency Rate Futures Contracts	0.7
Euro/U.S. Dollar Cross Currency Rate Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
AUD/USD Cross Currency Rate Futures Contracts	0.1
Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.1
German Stock Index Futures Contracts	0.1

Return Stacked(R) Bonds & Futures Yield ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Futures Yield ETF
Class Name	Return Stacked Bonds & Futures Yield ETF
Trading Symbol	RSBY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Futures Yield ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Futures Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsby-return-stacked-bonds-futures-yield/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Futures Yield ETF	$45	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 100,390,000
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 476,300
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$100,390
Number of Holdings	29
Total Advisory Fee	$476,300
Portfolio Turnover Rate	45%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	50.2
First American Government Obligations Fund - Class X, 4.22%	34.5
British Pound/U.S. Dollar Cross Currency Rate Futures Contracts	0.7
Euro/U.S. Dollar Cross Currency Rate Futures Contracts	0.3
S&P/Toronto Stock Exchange 60 Index Futures Contracts	0.3
Natural Gas Futures Contracts	0.1
AUD/USD Cross Currency Rate Futures Contracts	0.1
Canadian Dollar/U.S. Dollar Cross Currency Rate Futures Contracts	0.1
Crude Oil Futures Contracts	0.1
U.S. Treasury Long Bonds Futures Contracts	0.1

Return Stacked(R) Bonds & Merger Arbitrage ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked Bonds & Merger Arbitrage ETF
Class Name	Return Stacked Bonds & Merger Arbitrage ETF
Trading Symbol	RSBA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked Bonds & Merger Arbitrage ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked Bonds & Merger Arbitrage ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rsba-return-stacked-bonds-merger-arbitrage/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked Bonds & Merger Arbitrage ETF	$50	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 16,742,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 82,043
Investment Company, Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$16,742
Number of Holdings	11
Total Advisory Fee	$82,043
Portfolio Turnover Rate	159%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Frontier Communications Parent, Inc.	12.6
Walgreens Boots Alliance, Inc.	12.5
Skechers USA, Inc. - Class A	12.5
Chart Industries, Inc.	12.5
Dun & Bradstreet Holdings, Inc.	11.5
AvidXchange Holdings, Inc.	11.2
First American Government Obligations Fund - Class X, 4.22%	10.4
U.S. Treasury Long Bonds Futures Contracts	0.8
U.S. Treasury 10 Year Notes Futures Contracts	0.3
U.S. Treasury 5 Year Notes Futures Contracts	0.1

Return Stacked(R) U.S. Stocks & Gold/Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Class Name	Return Stacked U.S. Stocks & Gold/Bitcoin ETF
Trading Symbol	RSSX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Return Stacked U.S. Stocks & Gold/Bitcoin ETF (the "Fund") for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Return Stacked U.S. Stocks & Gold/Bitcoin ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 737-3001
Additional Information Website	www.returnstackedetfs.com/rssx-return-stacked-us-stocks-gold-bitcoin/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Return Stacked U.S. Stocks & Gold/Bitcoin ETF	$12	0.66%

The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.66%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on January 13, 2025. Expenses for a full reporting period would be higher than the figures shown. Costs paid as a percentage of a $10,000 investment is an annualized figure.
Net Assets	$ 11,350,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 5,862
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Size (Thousands)	$11,350
Number of Holdings	6
Total Advisory Fee	$5,862
Portfolio Turnover Rate	8%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Percentages for futures contracts are based unrealized appreciation (depreciation). Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2025)

Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	70.1
iShares Bitcoin Trust ETF	12.6
First American Government Obligations Fund - Class X, 4.22%	6.9
Micro Gold Futures Contracts	-3.0
Bitcoin Futures Contracts	-0.2
S&P 500 Index Futures Contracts	-0.1